Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (971,143)	$ (744,320)
Adjustments to reconcile net loss to net cash used in operating activities:
Inventory write-downs	42,909	108,257
Depreciation and amortization	121,848	108,167
Amortization of right-of-use asset	286,341	259,582
Loss from disposal of property, plant and equipment	2,216	1,497
Deferred tax benefit	(105,867)	(191,820)
Foreign currency exchange losses	129,038	189,653
Changes in operating assets and liabilities:
Accounts receivable	(298,246)	(479,077)
Inventories	(157,316)	(10,449)
Prepaid expenses and other current assets	72,340	(221,742)
Other non-current assets	18,025	54,925
Accounts payable	538,199	336,256
Advance from customers	143,723	(56,965)
Taxes payable	4,528	1,453
Accrued expenses and other current liabilities	43,876	(223,442)
Operating lease liabilities	(262,338)	(250,801)
Financing lease liabilities	(17,794)	(2,208)
Net cash used in operating activities	(409,661)	(1,121,034)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(14,481)	(44,006)
Prepayments for long-term equipment and mold models	(431,678)
Purchase of land		(539,513)
Purchase of intangible assets	(34,878)	(83,346)
Net cash used in investing activities	(481,037)	(666,865)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash used in financing activities
Effect of exchange rate changes on cash and restricted cash	21,423	52,580
Net change in cash and restricted cash	(869,275)	(1,735,319)
Cash and restricted cash, beginning of the period	3,694,456	5,734,747
Cash and restricted cash, end of the period	2,825,181	3,999,428
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	(4,667)
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for operating lease obligations	134,295
Increase in accrued expenses and other liabilities related to intangible asset acquisitions	(3,216)
Purchase of property, plant and equipment included in accrued expenses and other liabilities	(3,426)
Cash, beginning of the period	3,685,043	5,525,430
Restricted cash, beginning of the period	9,413	209,317
Total cash and restricted cash, beginning of the period	3,694,456	5,734,747
Cash, end of the period	2,814,898	3,789,806
Restricted cash, end of the period	10,283	209,622
Total cash and restricted cash, end of the period	$ 2,825,181	$ 3,999,428